Organization and Principal Activities - Schedule of Information About Company's Major Subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2021
Subsidiary
Organization And Principal Activities [Line Items]
Name(1)	Beijing Yiqi Education & Technology Co., Ltd. ("Beijing Yiqi Education")
Later of date of establishment or acquisition	Jul. 26, 2019
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education technology services
Subsidiary | Shanghai Yiqi Zuoye Information TechnologyCo., Ltd. ("Shanghai WFOE")
Organization And Principal Activities [Line Items]
Name(1)	Shanghai Yiqi Zuoye Information Technology Co., Ltd. ("Shanghai WFOE")
Later of date of establishment or acquisition	Apr. 23, 2013
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education technology services
Subsidiary | Guangzhou Qixiang Technology Co., Ltd. ("Guangzhou Qixiang")
Organization And Principal Activities [Line Items]
Name(1)	Guangzhou Qixiang Technology Co., Ltd. ("Guangzhou Qixiang")
Later of date of establishment or acquisition	Dec. 21, 2021
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education technology services
Subsidiary | Guangzhou Qixuan Education & Technology Co., Ltd. ("Guangzhou Qixuan")
Organization And Principal Activities [Line Items]
Name(1)	Guangzhou Qixuan Education & Technology Co., Ltd. ("Guangzhou Qixuan")
Later of date of establishment or acquisition	Dec. 01, 2021
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education technology services
Subsidiary | Beijing Yiqi Hangfan Technology Co., Ltd. ("Beijing Yiqi Hangfan")
Organization And Principal Activities [Line Items]
Name(1)	Beijing Yiqi Hangfan Technology Co., Ltd. ("Beijing Yiqi Hangfan")
Later of date of establishment or acquisition	Dec. 29, 2021
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education technology services
VIEs | Shanghai Hexu Information TechnologyCo., Ltd ("Shanghai Hexu")
Organization And Principal Activities [Line Items]
Name(1)	Shanghai Hexu Information Technology Co., Ltd. ("Shanghai Hexu")
Later of date of establishment or acquisition	Dec. 03, 2012
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education technology services
VIEs | Beijing Qili Technology Co., Ltd. ("Beijing Qili")
Organization And Principal Activities [Line Items]
Name(1)	Beijing Qili Technology Co., Ltd. ("Beijing Qili")
Later of date of establishment or acquisition	Oct. 19, 2021
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education technology services
VIEs | Beijing Yiqi Education Information Consultation Co., Ltd. ("Beijing Yiqi Information ")
Organization And Principal Activities [Line Items]
Name(1)	Beijing Yiqi Education Information Consultation Co., Ltd. ("Beijing Yiqi Information ")
Later of date of establishment or acquisition	Feb. 15, 2019
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education technology services
VIEs | Beijing Yiqi Education Technology Development Co., Ltd. ("Beijing Yiqi Development")
Organization And Principal Activities [Line Items]
Name(1)	Beijing Yiqi Education Technology Development Co., Ltd. ("Beijing Yiqi Development")
Later of date of establishment or acquisition	Apr. 19, 2021
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education technology services